Consolidated Statements of Stockholders' Equity (Deficit) (USD $)	Series A Preferred Stock	Series B Preferred Stock	Common Stock At $0.000125 per share	Common Stock At $0.00125 per share	Common Stock On March 2, 2011	Common Stock On June 20, 2011	Common Stock	Additional Paid-In Capital At $0.000125 per share	Additional Paid-In Capital At $0.00125 per share	Additional Paid-In Capital On March 2, 2011	Additional Paid-In Capital On June 20, 2011	Additional Paid-In Capital	Subscriptions Receivable At $0.00125 per share	Subscriptions Receivable	Deficit Accumulated During the Exploration Stage	At $0.000125 per share	At $0.00125 per share	On March 2, 2011	On June 20, 2011	Total
Beginning Balance (Shares) at Sep. 20, 2007
Common shares sold for cash (Shares)			48,000,000	31,680,000
Common shares sold for cash (in Dollars)			$ 480	$ 317				$ 5,520	$ 39,283				$ (4,500)			$ 6,000	$ 35,100
Donated services and expenses (in Dollars)												2,400								2,400
Net Loss for the year															(5,772)					(5,772)
Ending Balance (in Dollars) at Nov. 30, 2007							797					47,203		(4,500)	(5,772)					37,728
Ending Balance (Shares) at Nov. 30, 2007							79,680,000
Donated services and expenses (in Dollars)												9,600								9,600
Common stock subscriptions collected (in Dollars)														4,500						4,500
Net Loss for the year															(64,689)					(64,689)
Ending Balance (in Dollars) at Nov. 30, 2008							797					56,803			(70,461)					(12,861)
Ending Balance (Shares) at Nov. 30, 2008							79,680,000
Donated services and expenses (in Dollars)												6,400								6,400
Forgiveness of debt due to related party by then majority stockholder on September 15, 2009												28,006								28,006
Net Loss for the year															(58,395)					(58,395)
Ending Balance (in Dollars) at Nov. 30, 2009							797					91,209			(128,856)					(36,850)
Beginning Balance (Shares) at Nov. 30, 2009							79,680,000
Conversion of common stock to Series A preferred stock on March 3, 2010 (Shares)	14,000,000						(48,000,000)
Conversion of common stock to Series A preferred stock on March 3, 2010 (in Dollars)	140						(480)					360,340								360,000
Common stock issued for acquisition of mining assets on March 12, 2010 (Shares)							10,000,000
Common stock issued for acquisition of mining assets on March 12, 2010 (in Dollars)							100					45,400								45,500
Common stock issued for services (Shares)							33,333,332
Common stock issued for services (in Dollars)							333					2,599,667								2,600,000
Intrinsic value of beneficial conversion feature relating to issuance of $50,000 promissory note on July 14, 2010 (in Dollars)												38,936								38,936
Series B preferred stock issued to chief executive officer for services on October 15, 2010 (Shares)		100,000
Series B preferred stock issued to chief executive officer for services on October 15, 2010 (in Dollars)		1										199,999								200,000
Conversion of notes payable and accrued interest into common stock, including $664,155 excess of fair value of common stock issued over amount of debt and accrued interests settled (charge to professional fees in the statement of operations) (Shares)							45,000,000
Conversion of notes payable and accrued interest into common stock, including $664,155 excess of fair value of common stock issued over amount of debt and accrued interests settled (charge to professional fees in the statement of operations) (in Dollars)							450					679,550								680,000
Net Loss for the year															(4,343,209)					(4,343,209)
Ending Balance (in Dollars) at Nov. 30, 2010	140	1					1,200					4,015,101			(4,472,065)					455,623
Ending Balance (Shares) at Nov. 30, 2010	14,000,000	100,000					120,013,332
Forgiveness of debt due to related party by then majority stockholder on September 15, 2009
Common stock issued for services (Shares)					4,000,000	33,000,000												4,000,000	33,000,000
Common stock issued for services (in Dollars)					40	330				49,160	257,070							49,200	257,400
Common stock issued for acquisition of Liberty American, LLC on January 24, 2011 (Shares)							10,000,000
Common stock issued for acquisition of Liberty American, LLC on January 24, 2011 (in Dollars)							100					144,900								145,000
Common stock issued for joint venture agreement on March 2, 2011 (Shares)							10,000,000
Common stock issued for joint venture agreement on March 2, 2011 (in Dollars)							100					122,900								123,000
Intrisic value of beneficial conversion feature relating to issuance of $1,452,000 convertible notes (in Dolars)												435,750								435,750
Common stock issued for accrued liabilities on Jun 20, 2011 (Shares)							13,600,000
Common stock issued for accrued liabilities on Jun 20, 2011 (in Dollars)							136					135,864								136,000
Conversion of notes payable and accrued interest into common stock, including $4,157,739 excess of fair value on common stock issued over amount of debt and accrued interest settled ($3,639,669 charged to professional fees and $518,070 charged to loss on conversion of notes payable to investors in the statement of operations) (Shares)							414,000,000
Conversion of notes payable and accrued interest into common stock, including $4,157,739 excess of fair value on common stock issued over amount of debt and accrued interest settled ($3,639,669 charged to professional fees and $518,070 charged to loss on conversion of notes payable to investors in the statement of operations) (in Dollars)							4,140					4,260,260								4,264,400
Net Loss for the year															(8,177,472)					(8,177,472)
Ending Balance (in Dollars) at Aug. 31, 2011	$ 140	$ 1					$ 6,046					$ 9,421,005			$ (12,649,537)					$ 3,222,345
Ending Balance (Shares) at Aug. 31, 2011	14,000,000	100,000					604,613,332